Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax liabilities, beginning of year	$ (477)	$ (461)
Recognized in net earnings in the year	119	(28)
Disposition of mining properties (Note 12)	8	12
Other	(2)	0
Net deferred liabilities, end of year	(352)	(477)
Deferred tax assets	83	45
Deferred tax liabilities	(435)	(522)
Net deferred tax liabilities	$ (352)	$ (477)